SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes paid (refunds received)	€ 307	€ 377	€ 289
Interest paid	114	124	87
Interest received	10	10	17
Financing lease obligations incurred	233	192	203
Operating lease obligations incurred	674	317	3,483
Operating cash flow used in operating leases	916	941
Operating cash flow used in finance leases	18	18
Financing cash flow used in finance leases	€ 406	€ 321	€ 396